Taxation - Disclosure of Potential Future Tax Deductions (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of deferred tax not recognised, deductible temporary differences	R 15,978	R 13,820
Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	45,408	41,184
Deductible temporary differences for which no deferred tax asset is recognised	42,859	37,667
Tax losses carried forward utilisable against mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	7,445	5,746
Deductible temporary differences for which no deferred tax asset is recognised	6,471	4,832
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	583	570
Deductible temporary differences for which no deferred tax asset is recognised	583	570
Hidden Valley | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	(15,725)	(13,506)
Avgold | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	(27,133)	(24,161)
Randfontein | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	(502)	(1,268)
Freegold | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	(557)	(42)
Mponeng | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	(978)	(1,296)
Mine Waste Solutions | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	R (260)	R (419)